Exhibit 99.1-1

Total Exception Summary

Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exceptions
Data Integrity - MIP Rate	337	0	0	0.000%
Data Integrity - Current UPB	337	3	3	0.890%
Data Integrity - Current Interest Rate	337	5	5	1.484%
Data Integrity - Loan Status	337	0	0	0.000%
Data Integrity - Borrower 1 First Name	337	0	0	0.000%
Data Integrity - Borrower 1 Last Name	337	0	0	0.000%
Data Integrity - Borrower 1 DOB	337	1	1	0.297%
Data Integrity - Borrower 2 First Name	160	1	1	0.625%
Data Integrity - Borrower 2 Last Name	160	1	1	0.625%
Data Integrity - Borrower 2 DOB	160	1	1	0.625%
Data Integrity - Current Life Expectancy Set-Aside (LESA)	337	0	0	0.000%
Data Integrity - Property City	337	0	0	0.000%
Data Integrity - Property State	337	0	0	0.000%
Data Integrity - Property Zip	337	4	4	1.187%
Data Integrity - Number of Units	337	54	54	16.024%
Data Integrity - Property Type	337	1	1	0.297%
Data Integrity - Maximum Claim Amount	337	2	2	0.593%
Data Integrity - Original Note Rate	337	11	11	3.264%
Data Integrity - Margin (for adjustable rate loans)	120	1	1	0.833%
Data Integrity - Index (for adjustable rate loans)	120	1	1	0.833%
Data Integrity - Debenture Interest Rate	337	4	4	1.187%
Data Integrity - Closing Date	337	5	5	1.484%
Data Integrity - FHA Case Number	337	1	1	0.297%
FHA Insurance	1057	227	227	21.476%
Borrower's Age	337	36	36	10.682%
Occupancy Certification	337	6	6	1.780%
Document Inventory	337	208	110	32.641%
Lien Alert Order	712	0	0	0.000%